Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 29, 2016
08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Short-Term Bond Fund/Fidelity Advisor® Short-Term Bond Fund A, T, C, I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to obtain a high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 28 of the prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 138% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 28 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to the Barclays® U.S. 1-3 Year Government/Credit Bond Index.
  Normally maintaining a dollar-weighted average maturity of three years or less.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Short-Term Bond Fund, a class of shares of the fund, from year to year and compares the performance of this class shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Fidelity® Short-Term Bond Fund, a class of shares of Fidelity® Short-Term Bond Fund.

Performance history will be available at institutional.fidelity.com for Class A, Class T, and Class C after Class A, Class T, and Class C have been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of Fidelity® Short-Term Bond Fund, a class of shares of the fund, from year to year and compares the performance of this class shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns* Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Fidelity® Short-Term Bond Fund:	Returns	Quarter ended
Highest Quarter Return	2.95%	September 30, 2009
Lowest Quarter Return	-2.36%	December 31, 2008
Year-to-Date Return	1.85%	September 30, 2016

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	* The returns shown above are for Fidelity® Short-Term Bond Fund, a class of shares of the fund that is not offered through this prospectus. Class A would have substantially similar annual returns to Fidelity® Short-Term Bond Fund because the classes are invested in the same portfolio of securities. Class A's returns will be lower than Fidelity® Short-Term Bond Fund's returns to the extent that Class A has higher expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns*
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Fidelity® Short-Term Bond Fund are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Fidelity® Short-Term Bond Fund are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

* The returns shown above are for Fidelity® Short-Term Bond Fund, a class of shares of the fund that is not offered through this prospectus. Class A would have substantially similar annual returns to Fidelity® Short-Term Bond Fund because the classes are invested in the same portfolio of securities. Class A's returns will be lower than Fidelity® Short-Term Bond Fund's returns to the extent that Class A has higher expenses.

08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund | Fidelity Short-Term Bond Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
1 year	rr_ExpenseExampleYear01	$ 216
3 years	rr_ExpenseExampleYear03	358
5 years	rr_ExpenseExampleYear05	512
10 years	rr_ExpenseExampleYear10	960
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	358
5 Years	rr_ExpenseExampleNoRedemptionYear05	512
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 960
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.36%)
08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund | Fidelity Short-Term Bond Fund-Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
1 year	rr_ExpenseExampleYear01	$ 217
3 years	rr_ExpenseExampleYear03	361
5 years	rr_ExpenseExampleYear05	518
10 years	rr_ExpenseExampleYear10	972
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	361
5 Years	rr_ExpenseExampleNoRedemptionYear05	518
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 972
08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund | Fidelity Short-Term Bond Fund-Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.52%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year	rr_ExpenseExampleYear01	$ 255
3 years	rr_ExpenseExampleYear03	480
5 years	rr_ExpenseExampleYear05	829
10 years	rr_ExpenseExampleYear10	1,813
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	480
5 Years	rr_ExpenseExampleNoRedemptionYear05	829
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,813
08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund | Fidelity Short-Term Bond Fund-Class I Advisor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.51%
1 year	rr_ExpenseExampleYear01	$ 52
3 years	rr_ExpenseExampleYear03	164
5 years	rr_ExpenseExampleYear05	285
10 years	rr_ExpenseExampleYear10	640
1 Year	rr_ExpenseExampleNoRedemptionYear01	52
3 Years	rr_ExpenseExampleNoRedemptionYear03	164
5 Years	rr_ExpenseExampleNoRedemptionYear05	285
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 640
08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund | Fidelity Short-Term Bond Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
2006	rr_AnnualReturn2006	4.58%
2007	rr_AnnualReturn2007	1.65%
2008	rr_AnnualReturn2008	(3.66%)
2009	rr_AnnualReturn2009	7.35%
2010	rr_AnnualReturn2010	3.79%
2011	rr_AnnualReturn2011	1.78%
2012	rr_AnnualReturn2012	2.37%
2013	rr_AnnualReturn2013	0.57%
2014	rr_AnnualReturn2014	0.93%
2015	rr_AnnualReturn2015	0.67%
08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund | Return Before Taxes | Fidelity Short-Term Bond Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Short-Term Bond Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	0.67%
Past 5 years	rr_AverageAnnualReturnYear05	1.26%
Past 10 years	rr_AverageAnnualReturnYear10	1.97%
08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund | After Taxes on Distributions | Fidelity Short-Term Bond Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Short-Term Bond Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.23%
Past 5 years	rr_AverageAnnualReturnYear05	0.85%
Past 10 years	rr_AverageAnnualReturnYear10	1.12%
08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund | After Taxes on Distributions and Sales | Fidelity Short-Term Bond Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Short-Term Bond Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.38%
Past 5 years	rr_AverageAnnualReturnYear05	0.80%
Past 10 years	rr_AverageAnnualReturnYear10	1.20%
08.31 Fidelity Short-Term Bond Fund ATCI PRO-01 | Fidelity® Short-Term Bond Fund | Barclays® U.S. 1-3 Year Government/Credit Bond Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	0.65%
Past 5 years	rr_AverageAnnualReturnYear05	0.98%
Past 10 years	rr_AverageAnnualReturnYear10	2.74%

[1]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[4]	On Class C shares redeemed less than one year after purchase.